Turnover and segment information - Additional Information (Details) £ in Millions	5 Months Ended	12 Months Ended
	Dec. 31, 2022 GBP (£) Segments	Dec. 31, 2024 GBP (£) productGroup wholesalers Segments	Dec. 31, 2023 GBP (£) Segments	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£) Segments
Disclosure of operating segments [line items]
Number of reportable operating segments | Segments	2	2	2		4
Number of product groups | productGroup		3
Number of US wholesalers | wholesalers		3
Turnover		£ 31,376	£ 30,328	£ 29,324
Turnover from changes to estimates of RAR accruals		740	728
Threshold applied to disclosed reconciliating items		25
Contingent consideration liabilities	£ 7,068	7,280	6,662	7,068	£ 6,076
Pfizer
Disclosure of operating segments [line items]
Pfizer put option		915	848
Shionogi ViiV healthcare
Disclosure of operating segments [line items]
Contingent consideration liabilities		6,061	5,718
Wholesalers 1 | US
Disclosure of operating segments [line items]
Turnover		4,538	4,494	4,045
Wholesalers 2 | US
Disclosure of operating segments [line items]
Turnover		4,792	4,498	4,161
Wholesalers 3 | US
Disclosure of operating segments [line items]
Turnover		£ 3,366	£ 3,531	£ 3,227